S000066839 [Member] Expense Example, No Redemption - Western Asset Premier Institutional Government Reserves	Aug. 31, 2025 USD ($)
Premium Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 14
Expense Example, No Redemption, 3 Years	63
Expense Example, No Redemption, 5 Years	116
Expense Example, No Redemption, 10 Years	272
Capital Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	12
Expense Example, No Redemption, 3 Years	61
Expense Example, No Redemption, 5 Years	114
Expense Example, No Redemption, 10 Years	$ 270